Average Annual Total Returns{- Fidelity® MSCI Health Care Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Health Care Index ETF	Fidelity MSCI Health Care Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Health Care Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Health Care Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Health Care Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWN0 Past 1 year	IXWN0 Past 5 years	IXWN0 Since Inception		MC018 Past 1 year	MC018 Past 5 years	MC018 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	18.13%	12.63%	14.12%	[1]	17.64%	12.20%	13.69%	[1]	10.97%	9.99%	11.50%	[1]	18.24%	12.73%	14.25%	[1]	18.24%	12.73%	14.25%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013